Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Composition of Pre-Tax (Loss) Income	:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Pre-tax loss from PRC entities	$(49,309)	$(33,931)	$(15,077)
Pre-tax (loss) income from non-PRC entities	(37,457)	(5,059)	24,960
Total pre-tax (loss) income	$(86,766)	$(38,990)	$9,883

Reconciliation of Statutory Income Tax Rate to Effective Tax Rates	A reconciliation of the PRC statutory income tax rate to the Company’s effective tax rate for the year ended December 31, 2025, pursuant to the disclosure requirements of ASU 2023-09, is as follows:

	Year Ended December 31, 2025
	Amount (in US$ thousands)	Percent
PRC Statutory income tax rate	$2,471	25.00%
Foreign Tax Effects:
United States
Statutory tax rate difference between United States and PRC	904	9.15%
Change in valuation allowance	(577)	(5.84)%
Share-based compensation awards	(138)	(1.40)%
Tax Credits	(902)	(9.13)%
Others	(45)	(0.46)%
Singapore
Statutory tax rate difference between Singapore and PRC	(517)	(5.23)%
Change in valuation allowance	(316)	(3.20)%
Others	5	0.05%
Hong Kong
Nontaxable Income	(1,787)	(18.08)%
Others	30	0.30%
Cayman
Statutory tax rate difference between Cayman and PRC	(3,499)	(35.40)%
Others	2	0.02%
The British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and PRC	707	7.15%
India
Withholding tax	161	1.63%
Others	48	0.49%
Other foreign Jurisdictions	90	0.91%
Change in valuation allowance (1)	3,626	36.69%
Effect of tax holiday (2)	1,859	18.81%
Nontaxable or Nondeductible Items:
Share-based compensation awards	279	2.82%
Additional tax deduction for qualified research and development expenses	(1,519)	(15.37)%
Tax filling difference	(595)	(6.02)%
Other adjustments	36	0.38%
Effective tax rate	$323	3.27%

(1)
The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of the Group.
(2)
Effect of tax holidays is primarily attributable to the preferential tax rates of Dayin, Shanghai Shengwang and Beijing Shengwang.

The reconciliation of taxes between the statutory PRC EIT rate of 25% and the effective tax rate for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	Year Ended December 31,
	2023	2024
Statutory income tax rate	25.00%	25.00%
Permanent differences	(3.81)%	2.08%
Tax rate difference from statutory rate in other jurisdictions (1)	(8.06)%	5.52%
Change in valuation allowance (2)	7.80%	(19.65)%
Effect of tax holiday (3)	(11.25)%	(8.80)%
Additional tax deduction for qualified research and development expenses	3.90%	5.55%
Share-based Compensation expenses	(7.73)%	(9.17)%
Tax filing differences	(5.73)%	(0.57)%
Others	(0.61)%	(0.62)%
Effective tax rate	(0.49)%	(0.66)%

(1)
The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, the United States or Singapore.
(2)
The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of the Group.
(3)
Effect of tax holidays is primarily attributable to the preferential tax rates of Dayin, Shanghai Zhaoyan, Shanghai Shengwang and Beijing Shengwang.

Schedule of Current and Deferred Income Tax Expense (Benefit)

For the years ended December 31, 2023, 2024 and 2025, substantially all the amounts of current and deferred income tax expense are attributable to the PRC, UK and US entities.

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Current income tax expense	$633	$361	$403
Deferred income tax benefit	(211)	(103)	(80)
Income tax expense	$422	$258	$323

Schedule of Impact of Tax Holidays

The aggregate amount and per share effect of reduction of EIT for Shanghai Zhaoyan, Dayin, Shanghai Shengwang and Beijing Shengwang as a result of tax holidays are as follows:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
The aggregate amount of effect	$(9,764)	$(3,431)	$(1,859)
Per share effect — basic	0.02	0.01	—
Per share effect — diluted (1)	0.02	0.01	—

(1)
Decrease in the aggregated amount of effect in 2025 was mainly attributable to a reduction in the number of subsidiaries qualifying as High-Tech Enterprises.

Summary of Cash Paid for Income Taxes, Net of Refunds

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

Year Ended December 31, 2025
(in US$ thousands)
PRC taxes	$—
Non-PRC taxes
India	141
United Kingdom	91
Others	1
Total income taxes paid, net	$233

Components of Deferred Tax Assets

Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets were as follows:

	As of December 31,
	2024	2025
	(in US$ thousands)
Deferred tax assets:
Tax loss carry-forwards	$47,507	$43,408
Current expected credit losses	3,042	2,468
Capitalized research and development costs	—	1,603
U.S. tax credits	—	902
Impairment of long-term investments	2,379	—
Other deductible temporary difference	665	698
Deferred tax assets	53,593	49,079
Less valuation allowance	(53,593)	(49,079)
Deferred tax assets, net	$—	—
Deferred tax liabilities:
Recognition of intangible assets arising from business combination	(92)	(12)
Deferred tax liabilities, net	$(92)	$(12)

Schedule of Movement of Valuation Allowance

Movement of Valuation Allowance

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Balance at beginning of the year	$(54,273)	$(47,507)	$(53,593)
Addition in current year	(9,784)	(7,626)	(4,361)
Reversal in current year	16,550	1,540	2,285
Decrease in valuation allowance related to the disposal of subsidiaries (Note 10)	—	—	6,590
Balance at the end of the year	$(47,507)	$(53,593)	$(49,079)